UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 98.0%
Aerospace & Defense: 1.2%
13,300	Northrop Grumman Corp.	$3,664,815

Banks: 0.5%
27,200	SunTrust Banks, Inc.	1,616,224

Beverages: 1.2%
31,109	PepsiCo, Inc.	3,505,051

Biotechnology: 3.4%
72,977	AbbVie, Inc.	5,859,323
21,300	Vertex Pharmaceuticals, Inc.(1)	4,066,383
		9,925,706
Building Products: 0.4%
24,000	A.O. Smith Corp. - Class A	1,148,640

Capital Markets: 7.2%
189,346	The Charles Schwab Corp.	8,855,713
8,700	CME Group, Inc. - Class A	1,585,836
67,916	Moody's Corp.	10,765,365
		21,206,914
Chemicals: 2.8%
21,200	Air Products & Chemicals, Inc.	3,485,068
18,100	Ecolab, Inc.	2,862,877
21,406	LyondellBasell Industries NV - Class A	1,861,680
		8,209,625
Commercial Services & Supplies: 1.9%
30,500	Cintas Corp.	5,719,055

Communications Equipment: 0.9%
54,000	Cisco Systems, Inc.	2,553,660

Diversified Financial Services: 0.4%
4	Berkshire Hathaway, Inc. - Class A(1)	1,246,000

Electrical Equipment: 0.5%
8,700	Rockwell Automation, Inc.	1,474,824

Equity Real Estate Investment Trusts: 5.1%
58,448	American Tower Corp.	10,102,152
12,142	Equinix, Inc.	4,783,948
		14,886,100
Food & Staples Retailing: 2.0%
26,900	Costco Wholesale Corp.	5,773,547

Health Care Equipment & Supplies: 5.1%
97,556	Abbott Laboratories	7,119,637
7,000	Intuitive Surgical, Inc.(1)	3,665,480
24,300	Stryker Corp.	4,314,951
		15,100,068
Health Care Providers & Services: 1.7%
18,000	UnitedHealth Group, Inc.	4,863,600

Household Products: 1.5%
29,800	The Clorox Co.	4,421,724

Industrial Conglomerates: 2.0%
20,500	Roper Technologies, Inc.	5,806,830

Insurance: 1.0%
44,700	The Progressive Corp.	3,007,863

Interactive Media & Services: 6.1%
8,400	Alphabet, Inc. - Class A (1)	9,457,476
7,518	Alphabet, Inc. - Class C (1)	8,392,870
		17,850,346
Internet & Direct Marketing Retail: 6.1%
10,350	Amazon.com, Inc.(1)	17,788,856

IT Services: 10.1%
123,560	Cognizant Technology Solutions Corp. - Class A	8,609,661
45,700	PayPal Holdings, Inc.(1)	4,056,332
126,240	Visa, Inc. - Class A	17,043,662
		29,709,655
Life Sciences Tools & Services: 1.4%
16,700	Thermo Fisher Scientific, Inc.	4,102,689

Machinery: 0.8%
16,600	Illinois Tool Works, Inc.	2,279,346

Multiline Retail: 1.3%
33,600	Dollar General Corp.	3,878,448

Oil, Gas & Consumable Fuels: 1.3%
33,700	Chevron Corp.	3,863,705

Personal Products: 1.7%
36,400	Estée Lauder Companies, Inc. - Class A	4,965,688

Pharmaceuticals: 1.6%
54,200	Zoetis, Inc.	4,669,872

Professional Services: 2.9%
71,840	Verisk Analytics, Inc.(1)	8,434,735

Road & Rail: 1.7%
60,000	Canadian National Railway Co.	5,011,200

Semiconductors & Semiconductor Equipment: 1.4%
35,900	Xilinx, Inc.	4,018,646

Software: 11.2%
62,152	Adobe Systems, Inc.(1)	15,402,509
6,400	ANSYS, Inc.(1)	1,051,840
15,412	Citrix Systems, Inc.	1,580,346
141,151	Microsoft Corp.	14,740,399
		32,775,094
Specialty Retail: 4.9%
51,695	The Home Depot, Inc.	9,487,583
95,600	The TJX Companies, Inc.	4,754,188
		14,241,771
Technology Hardware, Storage & Peripherals: 5.3%
94,050	Apple, Inc.	15,653,682

Textiles, Apparel & Luxury Goods: 1.4%
49,000	V.F. Corp.	4,124,330

TOTAL COMMON STOCKS
(Cost $157,386,033)		287,498,309

SHORT-TERM INVESTMENTS: 2.0%
Money Market Funds: 2.0%
5,934,598	First American Treasury Obligations Fund - Institutional Class, 2.308%(2)	5,934,598
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,934,598)		5,934,598

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $163,320,631)		293,432,907
Liabilities in Excess of Other Assets: (0.0)%(3)		(87,270)
TOTAL NET ASSETS: 100.0%		$293,345,637

(1)	Non-income producing security.
(2)	Annualized seven-day yield as of January 31, 2019.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

The Congress Large Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$287,498,309	$-	$-	$287,498,309
Short-Term Investments	5,934,598	-	-	5,934,598
Total Investments in Securities	$293,432,907	$-	$-	$293,432,907

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Banks: 2.4%
250,026	First Republic Bank	$24,160,012

Building Products: 5.2%
300,031	Allegion PLC	25,760,662
115,012	Lennox International, Inc.	26,369,951
		52,130,613
Capital Markets: 2.2%
275,027	Raymond James Financial, Inc.	22,139,674

Commercial Services & Supplies: 7.5%
120,014	Cintas Corp.	22,503,825
550,047	Copart, Inc.(1)	27,848,880
675,064	Rollins, Inc.	25,139,383
		75,492,088
Containers & Packaging: 2.5%
240,024	Avery Dennison Corp.	25,070,507

Distributors: 2.6%
175,017	Pool Corp.	26,236,798

Electrical Equipment: 2.5%
475,042	Generac Holdings, Inc.(1)	25,143,973

Electronic Equipment, Instruments & Components: 7.6%
425,000	Keysight Technologies, Inc.(1)	31,458,500
115,010	Littelfuse, Inc.	20,209,557
140,000	Zebra Technologies Corp. - Class A(1)	24,304,000
		75,972,057
Entertainment: 2.1%
200,014	Take-Two Interactive Software, Inc.(1)	21,111,478

Food Products: 5.2%
375,037	Lamb Weston Holdings, Inc.	27,115,175
200,000	McCormick & Company, Inc.(2)	24,728,000
		51,843,175
Health Care Equipment & Supplies: 7.7%
100,010	The Cooper Companies, Inc.	27,878,788
225,000	ResMed, Inc.	21,413,250
240,000	STERIS PLC	27,374,400
		76,666,438

Hotels, Restaurants & Leisure: 4.7%
300,032	Hyatt Hotels Corp. - Class A	20,975,237
425,039	Texas Roadhouse, Inc.	25,859,373
		46,834,610
Household Products: 2.4%
375,000	Church & Dwight Co., Inc.	24,228,750

Internet & Direct Marketing Retail: 2.7%
500,052	Etsy, Inc.(1)	27,327,842

IT Services: 4.8%
750,081	Genpact Ltd.	22,374,916
190,020	Jack Henry & Associates, Inc.	25,377,171
		47,752,087
Life Sciences Tools & Services: 4.9%
200,000	Charles River Laboratories International, Inc.(1)	24,638,000
37,504	Mettler-Toledo International, Inc.(1)	23,933,553
		48,571,553
Machinery: 4.6%
175,016	RBC Bearings, Inc.(1)	24,400,731
300,036	Xylem, Inc.	21,380,565
		45,781,296
Pharmaceuticals: 1.9%
150,014	Jazz Pharmaceuticals PLC(1)	18,885,262

Road & Rail: 2.4%
4,400	Canadian Pacific Railway Ltd.	901,560
170,018	Old Dominion Freight Line, Inc.	23,110,547
		24,012,107
Semiconductors & Semiconductor Equipment: 5.1%
200,020	Monolithic Power Systems, Inc.	25,314,531
350,027	Skyworks Solutions, Inc.	25,565,972
		50,880,503
Software: 10.7%
10,500	Fortinet, Inc.(1)	803,985
200,023	Paycom Software, Inc.(1)	29,651,410
266,451	Qualys, Inc.(1)	23,056,005
500,050	SS&C Technologies Holdings, Inc.	25,747,574
300,028	Synopsys, Inc.(1)	28,007,614
		107,266,588
Specialty Retail: 5.8%
175,016	Burlington Stores, Inc.(1)	30,051,997
225,000	Five Below, Inc.(1)	27,839,250
		57,891,247
Textiles, Apparel & Luxury Goods: 2.2%
200,016	PVH Corp.	21,823,746

TOTAL COMMON STOCKS
(Cost $835,599,964)		997,222,404

SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
9,042,037	First American Treasury Obligations Fund - Institutional Class, 2.308%(3)	9,042,037
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,042,037)		9,042,037

TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $844,642,001)		1,006,264,441
Liabilities in Excess of Other Assets: (0.6)%		(6,211,594)
TOTAL NET ASSETS: 100.0%		$1,000,052,847

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Annualized seven-day yield as of January 31, 2019.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

The Congress Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$997,222,404	$-	$-	$997,222,404
Short-Term Investments	9,042,037	-	-	9,042,037
Total Investments in Securities	$1,006,264,441	$-	$-	$1,006,264,441

CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Aerospace & Defense: 2.9%
38,000	Mercury Systems, Inc.(1)	$2,227,940

Auto Components: 1.8%
23,000	Fox Factory Holding Corp.(1)	1,364,590

Banks: 1.7%
51,000	CenterState Bank Corp.	1,264,800

Biotechnology: 5.6%
23,000	Emergent BioSolutions, Inc.(1)	1,434,970
9,300	Ligand Pharmaceuticals, Inc.(1)	1,098,330
30,500	Repligen Corp.(1)	1,738,805
		4,272,105
Building Products: 5.9%
30,000	AAON, Inc.	1,108,200
48,156	Trex Company, Inc.(1)	3,359,362
		4,467,562
Capital Markets: 1.1%
22,467	Cohen & Steers, Inc.	845,433

Chemicals: 2.4%
22,193	Balchem Corp.	1,842,463

Commercial Services & Supplies: 3.2%
12,000	MSA Safety, Inc.	1,202,160
20,000	U.S. Ecology, Inc.	1,273,400
		2,475,560
Electronic Equipment, Instruments & Components: 5.4%
11,239	Littelfuse, Inc.	1,974,917
14,000	Novanta, Inc.(1)	975,520
9,000	Rogers Corp.(1)	1,142,190
		4,092,627
Food Products: 1.4%
54,000	The Simply Good Foods Co.(1)	1,068,660

Health Care Equipment & Supplies: 8.9%
18,000	Inogen, Inc.(1)	2,721,780
48,555	Merit Medical Systems, Inc.(1)	2,744,814
22,300	Neogen Corp.(1)	1,358,293
		6,824,887

Health Care Providers & Services: 3.4%
40,597	Acadia Healthcare Company, Inc.(1)	1,110,734
22,790	AMN Healthcare Services, Inc.(1)	1,476,564
		2,587,298
Health Care Technology: 1.8%
45,000	HMS Holdings Corp.(1)	1,349,550

Hotels, Restaurants & Leisure: 3.9%
20,000	BJ's Restaurants, Inc.	996,600
50,000	Ruth's Hospitality Group, Inc.	1,155,000
4,362	Vail Resorts, Inc.	821,190
		2,972,790
Household Durables: 1.1%
7,000	Helen Of Troy Ltd.(1)	812,280

IT Services: 2.6%
40,544	WNS Holdings Ltd. - ADR(1)	1,978,142

Life Sciences Tools & Services: 3.5%
25,187	PRA Health Sciences, Inc.(1)	2,669,066

Machinery: 4.1%
23,500	ESCO Technologies, Inc.	1,530,085
11,500	RBC Bearings, Inc.(1)	1,603,330
		3,133,415
Personal Products: 4.2%
48,584	Inter Parfums, Inc.	3,228,893

Professional Services: 1.9%
23,041	ASGN, Inc.(1)	1,451,353

Road & Rail: 1.3%
16,092	Saia, Inc.(1)	965,037

Semiconductors & Semiconductor Equipment: 1.0%
20,000	Silicon Motion Technology Corp. - ADR	779,400

Software: 17.5%
34,559	CyberArk Software Ltd.(1)	3,032,898
27,117	j2 Global, Inc.	2,038,114
14,000	Paycom Software, Inc.(1)	2,075,360
20,000	Qualys, Inc.(1)	1,730,600
21,000	RingCentral, Inc. - Class A(1)	1,941,240
18,000	The Trade Desk, Inc. - Class A(1)	2,568,240
		13,386,452

Specialty Retail: 5.7%
15,343	The Children's Place, Inc.	1,484,589
23,000	Five Below, Inc.(1)	2,845,790
		4,330,379
Textiles, Apparel & Luxury Goods: 2.1%
20,500	Oxford Industries, Inc.	1,569,890

Trading Companies & Distributors: 1.0%
15,000	SiteOne Landscape Supply, Inc.(1)	799,500

TOTAL COMMON STOCKS
(Cost $49,238,507)		72,760,072

SHORT-TERM INVESTMENTS: 4.6%
Money Market Funds: 4.6%
3,500,401	First American Treasury Obligations Fund - Institutional Class, 2.308%(2)	3,500,401
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,500,401)		3,500,401

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $52,738,908)		76,260,473
Other Assets in Excess of Liabilities: 0.0%(3)		29,611
TOTAL NET ASSETS: 100.0%		$76,290,084

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of January 31, 2019.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2019 (Unaudited)

The Congress Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$72,760,072	$-	$-	$72,760,072
Short-Term Investments	3,500,401	-	-	3,500,401
Total Investments in Securities	$76,260,473	$-	$-	$76,260,473

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                         Elaine E. Richards, President/Principal Executive Officer

Date              3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                         Elaine E. Richards, President/Principal Executive Officer

Date         3/27/2019

By (Signature and Title) /s/ Aaron  J. Perkovich
                                        Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date        3/26/2019

* Print the name and title of each signing officer under his or her signature.